Shareholder Report, Holdings (Details)	Jul. 31, 2024	[1]
The Tax-Exempt Fund of California® (Class A) [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
The Tax-Exempt Fund of California® (Class A) [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.04%
The Tax-Exempt Fund of California® (Class A) [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
The Tax-Exempt Fund of California® (Class A) [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
The Tax-Exempt Fund of California® (Class A) [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
The Tax-Exempt Fund of California® (Class A) [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
The Tax-Exempt Fund of California® (Class A) [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%	[2]
The Tax-Exempt Fund of California® (Class C) [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
The Tax-Exempt Fund of California® (Class C) [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.04%
The Tax-Exempt Fund of California® (Class C) [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
The Tax-Exempt Fund of California® (Class C) [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
The Tax-Exempt Fund of California® (Class C) [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
The Tax-Exempt Fund of California® (Class C) [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
The Tax-Exempt Fund of California® (Class C) [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%	[2]
The Tax-Exempt Fund of California® (Class T) [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
The Tax-Exempt Fund of California® (Class T) [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.04%
The Tax-Exempt Fund of California® (Class T) [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
The Tax-Exempt Fund of California® (Class T) [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
The Tax-Exempt Fund of California® (Class T) [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
The Tax-Exempt Fund of California® (Class T) [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
The Tax-Exempt Fund of California® (Class T) [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%	[2]
The Tax-Exempt Fund of California® (Class F-1) [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
The Tax-Exempt Fund of California® (Class F-1) [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.04%
The Tax-Exempt Fund of California® (Class F-1) [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
The Tax-Exempt Fund of California® (Class F-1) [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
The Tax-Exempt Fund of California® (Class F-1) [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
The Tax-Exempt Fund of California® (Class F-1) [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
The Tax-Exempt Fund of California® (Class F-1) [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%	[2]
The Tax-Exempt Fund of California® (Class F-2) [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
The Tax-Exempt Fund of California® (Class F-2) [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.04%
The Tax-Exempt Fund of California® (Class F-2) [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
The Tax-Exempt Fund of California® (Class F-2) [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
The Tax-Exempt Fund of California® (Class F-2) [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
The Tax-Exempt Fund of California® (Class F-2) [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
The Tax-Exempt Fund of California® (Class F-2) [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%	[2]
The Tax-Exempt Fund of California® (Class F-3) [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
The Tax-Exempt Fund of California® (Class F-3) [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.04%
The Tax-Exempt Fund of California® (Class F-3) [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
The Tax-Exempt Fund of California® (Class F-3) [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
The Tax-Exempt Fund of California® (Class F-3) [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
The Tax-Exempt Fund of California® (Class F-3) [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
The Tax-Exempt Fund of California® (Class F-3) [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.07%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
[2]	Includes derivatives.